This Rule 497(j) Certification is being resubmitted as originally filed on March 4, 2024, in order that the report will be filed under the correct submission type 497J and will take the place of the submission type 497 filed on March 4, 2024.

March 4, 2024

VIA EDGAR SYSTEM

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:         Hennessy Funds Trust
File Nos. 033-52154 and 811-07168
Rule 497(j) Certification
Ladies & Gentlemen:
The undersigned officer of Hennessy Funds Trust (the “Trust”) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, that:
1. The form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 65 to Form N-1A Registration Statement filed by the Trust on February 28, 2024, which became effective on that same day. Post‑Effective Amendment No. 65 was refiled on February 28, 2024, which became effective on February 29, 2024, to ensure that the series and classes/contracts information that appears on the EDGAR system correctly reflected all series and classes covered by the filing. The second filing did not amend or change in any way the registration statement as previously filed. Post‑Effective Amendment No. 65 is the most recent amendment to such registration statement.
2. The text of Post-Effective Amendment No. 65 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on February 28, 2024.
Very truly yours,

HENNESSY FUNDS TRUST

By: /s/ Jennifer Emerson
 Jennifer Emerson
Senior Vice President and
 Chief Compliance Officer